March 18, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	First Investors Equity Funds File Nos. 033-46924 and 811-06618

Ladies and Gentlemen:

Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the Class A, Class B, Advisor Class and Institutional Class shares of beneficial interest in the First Investors Total Return Fund, First Investors Equity Income Fund, First Investors Growth & Income Fund, First Investors Global Fund, First Investors Select Growth Fund, First Investors Opportunity Fund, First Investors Special Situations Fund and First Investors International Fund (the “Funds”), each a series of First Investors Equity Funds.  The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on February 26, 2013 (Accession Number: 0000898432-13-000314), which is incorporated herein by reference.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours, /s/ Kathy K. Ingber Kathy K. Ingber

Attachments

cc:	Mary Carty Russell Shepherd
First Investors Management Company, Inc.